UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File number 811-22263

Exchange Traded Concepts Trust

(Exact name of Registrant as specified in charter)

J. Garrett Stevens

10900 Hefner Pointe Drive

Suite 207

Oklahoma City, Oklahoma 73120

(Address of principal executive offices) (Zip code)

Exchange Traded Concepts Trust

10900 Hefner Pointe Drive

Suite 207

Oklahoma City, Oklahoma 73120

(Name and address of agent for service)

Copy to:

Christopher Menconi

Morgan, Lewis and Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, DC 20004

Registrant’s telephone number, including area code: 1-405-778-8377

Date of fiscal year end: November 30, 2019

Date of reporting period: August 31, 2019

Item 1. Schedule of Investments

The Registrant’s schedules as of the close of the reporting period, as set forth in §§ 210.12-12 through 210.12-14 of Regulation S-X [17 CFR §§ 210-12.12-12.14], are attached hereto.

Ideanomics NextGen Vehicles & Technology ETF

(Formerly, Innovation Shares NextGen Vehicles & Technology ETF)

Schedule of Investments

August 31, 2019 (Unaudited)

Description	Shares	Fair Value

COMMON STOCK — 99.5%

Australia — 0.5%
Alumina	3,504	$5,123
Mineral Resources	240	2,138
		7,261
Belgium — 1.0%
Umicore(A)	429	13,686

Canada — 2.1%
First Quantum Minerals	1,110	6,817
Linamar	81	2,465
Magna International	405	20,317
		29,599
Chile — 0.6%
Sociedad Quimica y Minera de Chile ADR	375	9,240

China — 4.2%
Baidu ADR*	501	52,339
NIO ADR(A) *	2,622	7,499
		59,838
France — 6.8%
Airbus	441	60,871
Faurecia	171	7,485
Renault	369	21,196
Valeo(A)	300	8,207
		97,759
Germany — 11.3%
Continental	255	30,823
Daimler	1,089	51,215
Infineon Technologies	1,659	28,771
Siemens	507	50,780
		161,589
Hong Kong — 7.4%
BAIC Motor, CI H	12,000	6,769
BYD, Cl H	4,500	23,318
Geely Automobile Holdings.	12,000	18,562
Great Wall Motor, CI H	16,500	10,487
Guangzhou Automobile Group, CI H	24,000	24,198
MMG*	12,000	2,481
Sinotruk Hong Kong	4,500	6,949
Zijin Mining Group, CI H	36,000	13,462
		106,226
Italy — 1.3%
STMicroelectronics	1,008	17,883

Japan — 24.5%
Denso	900	37,799
Honda Motor	2,400	57,058
Mitsui Mining & Smelting	100	2,100
Nidec	300	39,159
Nissan Motor	6,000	37,104
Panasonic	3,300	25,497
Renesas Electronics*	2,100	13,137
Rohm	100	7,141
Sumitomo Chemical	1,800	7,885
Sumitomo Metal Mining	300	8,455
TDK	200	15,940
Toray Industries	1,500	10,706
Toyota Motor	900	59,014
Toyota Tsusho	600	18,625
Yaskawa Electric(A)	300	10,090
		349,710
Norway — 0.6%
Norsk Hydro	2,799	8,865

Russia — 0.9%
Yandex, CI A*	348	12,911

South Korea — 6.1%
Hyundai Mobis	114	23,388
Hyundai Motor	222	23,552
Kia Motors	420	15,153
LS Industrial Systems	36	1,365
Samsung Electro-Mechanics	105	7,724
Samsung SDI	78	16,067
		87,249
Sweden — 0.3%
Saab, CI B	168	4,704

Switzerland — 3.4%
ABB	2,559	48,493

United States — 28.5%
Communication Services— 5.0%
Alphabet, CI A*	60	71,432

Consumer Discretionary— 6.6%
Aptiv PLC	321	26,698
Autoliv(A)	114	7,798
Tesla(A) *	261	58,884
Veoneer(A) *	141	2,068
		95,448
Industrials— 1.5%
Lyft, CI A(A) *	432	21,155

Information Technology— 13.9%
Advanced Micro Devices(A) *	1,077	33,872
Ambarella*	42	2,347
Intel	1,359	64,430
Marvell Technology Group	651	15,604
NVIDIA	426	71,359
ON Semiconductor*	525	9,345
		196,957
Materials— 1.5%
Albemarle(A)	144	8,889
FMC	150	12,949
		21,838
		406,830
Total Common Stock
(Cost $1,691,596)		1,421,843

Ideanomics NextGen Vehicles & Technology ETF

(Formerly, Innovation Shares NextGen Vehicles & Technology ETF)

Schedule of Investments

August 31, 2019 (Unaudited)

Description	Shares / Par Amount	Fair Value
REPURCHASE AGREEMENT(B)(D) — 6.3%
RBC Dominion Securities, Inc
2.160%, dated 08/30/19, to be repurchased on 09/03/2019, repurchase price $90,072 (collateralized by various U.S. Treasury obligations, par values ranging from $0 to $13,166, 1.000% to 7.000%, 01/17/2020 to 09/09/2049 with a total market value of $91,851)	$90,050	$90,050

Total Repurchase Agreement
(Cost $90,050)		90,050

MONEY MARKET — 0.2%
JPMorgan U.S. Government
Money Market Fund, Class I, 2.26%(C)	2,826	2,826
Total Money Market
(Cost $2,826)		2,826

Total Investments – 106.0%
(Cost $1,784,472)		$1,514,719

Percentages are based on Net Assets of $1,428,645.

*	Non-income producing security.
(A)	Certain securities or partial positions of certain securities are on loan at August 31, 2019. The total market value of securities on loan at August 31, 2019 was $158,865.
(B)	Tri-Party Repurchase Agreement.
(C)	The rate reported is the 7-day effective yield as of August 31, 2019.
(D)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities at August 31, 2019 was $90,050.

ADR - American Depositary Receipt

CI - Class

PLC - Public Limited Company

The following is a list of the inputs used as of August 31, 2019 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,421,843	$—	$—	$1,421,843
Repurchase Agreement	—	90,050	—	90,050
Money Market	2,826	—	—	2,826
Total Investments in Securities	$1,424,669	$90,050	$—	$1,514,719

For the period ended August 31, 2019, there have been no transfers between Level 1, Level 2 or Level 3 investments. It is the Fund’s policy to recognize transfers into and out of Level 1, Level 2 and Level 3 at the end of the reporting period.

For the period ended August 31, 2019, there were no Level 3 investments.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent annual or semi-annual financial statements.

INN-QH-002-0400

Item 2. Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)), as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Exchange Traded Concepts Trust

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, Trustee and President

Date: October 25, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, Trustee and President

Date: October 25, 2019

By (Signature and Title)	/s/ James J. Baker, Jr.
James J. Baker, Jr., Treasurer

Date: October 25, 2019